IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares Trust
Supplement dated February 17, 2023 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated August 1, 2022, and the Statement of Additional Information (the “SAI”), dated August 1, 2022 (as revised October 3, 2022), for the iShares Global Energy ETF (IXC) and the iShares Global Tech ETF (IXN)
(collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
The Board of Trustees (the “Board”) has approved the following changes for each Fund, which are expected to be implemented on or around April 20, 2023:

Ticker[1]	Fund Name	Current Underlying Index	New Underlying Index

IXC	iShares Global Energy ETF	S&P Global 1200 Energy IndexTM	S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM

IXN	iShares Global Tech ETF	S&P Global 1200 Information Technology IndexTM	S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM
Change to the Funds’ “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus for IXC entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the energy sector. The Underlying Index is a subset of the S&P Global 1200, which

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.

is designed to measure the performance of large-capitalization stocks from major global markets, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).
The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.
As of December 30, 2022, a significant portion of the Underlying Index is represented by securities of companies in the energy industry or sector. The components of the Underlying Index are likely to change over time. As of December 30, 2022, the Underlying Index was composed of securities of companies in the following countries: Australia, Austria, Brazil, Canada, Chilé, Colombia, Finland, France, Italy, Japan, Norway, Portugal, Spain, the United Kingdom (the “U.K.”) and the U.S.
The first paragraph of the section of the Summary Prospectus and Prospectus for IXN entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the information technology sector. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).
The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the

Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.
As of December 30, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology, semiconductor and technology industries or sectors. The components of the Underlying Index are likely to change over time. As of December 30, the Underlying Index was composed of securities of companies in the following countries: Australia, Canada, China, Finland, France, Germany, Italy, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
Changes to the Funds’ “Construction and Maintenance of the Underlying Indexes”
The section of the SAI for IXC entitled “S&P Global 1200 Energy IndexTM” on page 51 is deleted in its entirety and replaced with the following:
S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM
Number of Components: approximately 52
Index Description. The S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM (the “Underlying Index”) measures the performance of global equities in the energy sector. The Underlying Index is a subset of the S&P Global 1200, which measures the performance of large-capitalization stocks from major global markets, as determined by SPDJI.
The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

The section of the SAI for IXN entitled “S&P Global 1200 Information Technology IndexTM” on page 52 is deleted in its entirety and replaced with the following:
S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM
Number of Components: approximately 130
Index Description. The S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM (the “Underlying Index”) measures the performance of global equities in the information technology sector. The Underlying Index is a subset of the S&P Global 1200, which measures the performance of large-capitalization stocks from major global markets, as determined by SPDJI.
The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

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IS‑A‑SUPP‑IXC+IXN‑0223

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